8. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of Related Party Transactions

For the year ended September 30, 2021
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 147,000	$ Nil	$ Nil	$ Nil	$ 30,270	$ 192,270
Rob Duncan VP of Exploration	$ 25,000	$ Nil	$ Nil	$ Nil	$ 30,270	$ 175,895
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,270	$ 30,270
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180

For the year ended September 30, 2020
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 147,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 147,000
Rob Duncan, VP of Exploration	$ 25,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 25,000

For the year ended September 30, 2019
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 122,000	$ Nil	$ Nil	$ Nil	$ 24,150	$ 146,150
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,125	$ 20,125
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 24,150	$ 24,150
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,075	$ 12,075